INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Deferred tax assets:
Allowance for loan losses	$ 83	$ 108
Deferred compensation	89	87
Reserve for uncollected interest	12	62
Reserve for off-balance sheet commitments	16	17
OTTI other impairment	284	423
OTTI credit impairment	103	115
Other	103	82
Total gross deferred tax assets	690	894
Deferred tax liabilities:
Net unrealized gain on securities available for sale	67	41
Deferred origination fees, net	81	81
Depreciation reserve	28	23
Other	2	1
Total gross deferred tax liabilities	178	146
Net deferred tax assets	$ 512	$ 748